ORGANIZATION, Summary of Significant Subsidiaries of Company and its Consolidated Variable Interest Entities (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Significant Subsidiaries of Company and its Consolidated VIE's [Abstract]
Place of incorporation	E9
Garena Online Private Limited ("Garena Online") [Member]
Significant Subsidiaries of Company and its Consolidated VIE's [Abstract]
Date of incorporation/acquisition	May 08, 2009
Place of incorporation	U0
Percentage of direct ownership by the company	100.00%	100.00%
Principal activities	Game operations and software development
Shopee Limited (formerly known as Shopee Southeast Asia Limited) [Member]
Significant Subsidiaries of Company and its Consolidated VIE's [Abstract]
Date of incorporation/acquisition	Jan. 16, 2015
Place of incorporation	E9
Percentage of direct ownership by the company	100.00%	100.00%
Principal activities	Investment holding company
Shopee Singapore Private Limited [Member]
Significant Subsidiaries of Company and its Consolidated VIE's [Abstract]
Date of incorporation/acquisition	Feb. 05, 2015
Place of incorporation	U0
Percentage of direct ownership by the company	100.00%	100.00%
Principal activities	Online platform
PT Shopee International Indonesia [Member]
Significant Subsidiaries of Company and its Consolidated VIE's [Abstract]
Date of incorporation/acquisition	Aug. 05, 2015
Place of incorporation	K8
Percentage of direct ownership by the company	100.00%	100.00%
Principal activities	Online platform